Expense Example, No Redemption - Federated Hermes Municipal Bond Fund Inc	A 1 Year	A 3 Years	A 5 Years	A 10 Years	B 1 Year	B 3 Years	B 5 Years	B 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	F 1 Year	F 3 Years	F 5 Years	F 10 Years	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years
USD ($)	542	736	947	1,553	172	533	918	1,799	172	533	918	1,799	195	397	615	1,243	70	221	384	859